Annual Total Returns [BarChart] - Voya Solution 2030 Portfolio - Class ADV	May 01, 2021
Bar Chart Table:
2011
2012	13.48%
2013	18.66%
2014	6.30%
2015	0.18%
2016	6.09%
2017	17.22%
2018	(7.47%)
2019	20.13%
2020	13.99%